Expense Example - AIG Select Dividend Growth Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class W 1 Year	Class W 3 Years	Class W 5 Years	Class W 10 Years
USD ($)	684	913	1,161	1,871	281	560	964	1,924	95	296	515	1,143